Related-Parties Transactions - Balances and Transaction with Related Parties (Detail) - USD ($) $ in Thousands		12 Months Ended
		May 31, 2025	May 31, 2024	May 31, 2023
Related Party Transaction [Line Items]
Amounts due from related parties - non current		$ 12,464	$ 7,273
Net revenues		4,900,262	4,313,586	$ 2,997,760
Loans provided to related parties		6,371	1,388	2,387
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current		6,567	4,403
Amounts due to related parties - current		405	551
Amounts due from related parties - non current		12,464	7,273
Net revenues		185	251	2,098
Loans provided to related parties		6,371	1,388	2,387
Cost		40	48	1,766
Metropolis [Member] | Executive Chairman [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current	[1]	3,273	1,399
Amounts due to related parties - current	[1]	403	313
Amounts due from related parties - non current	[1]	1,908	3,130
Rental expense	[1]	13,160	10,896	8,387
Net revenues	[1]	185
Others [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - non current		4,166	4,143
Loans provided to related parties			1,388	2,387
Cost		35
Other Subsidiaries [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current		224	60
Amounts due to related parties - current		2
Edutainment World [Member] | Equity Method Investee [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Net revenues	[2]		251	2,098
Cost	[2]	5	48	1,253
Edutainment World [Member] | Long Term Investee [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current	[2]	3,070	2,944
Amounts due to related parties - current	[2]		238
Beijing Dongfang Heli Investment and Developement Ltd ("Dongfang Heli") [Member] | Equity Method Investee [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Cost				$ 513
Thaiwoo Management [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Loans provided to related parties		6,371
Thaiwoo Management [Member] | Equity Method Investee [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - non current	[3]	6,390	$ 0
Loans provided to related parties	[3]	$ 6,371

[1]	As of May 31, 2024 and 2025, the current amounts due from Metropolis, which is an entity acquired by a company wholly-owned by Mr. Yu, the chairman of the Company, were US$1,399 and US$3,273, respectively and the non-current amounts due from Metropolis were US$3,130 and US$ 1,908, respectively. Those represented prepaid rent related to a short-term lease and deposit for the building. As of May 31, 2024 and 2025, the right-of-use assets related to the leases rented from Metropolis were US$11,696 and US$17,350, respectively, and the relevant lease liabilities were US$11,637 and US$17,193, respectively.
[2]	Although the Group can exercise significant influence over Edutainment World, the preferred shares with substantive liquidation rights are not deemed in substance common shares. Accordingly, the Group’s investment in preferred shares was accounted for as investment without readily determinable fair values in accordance with ASC 321. For the years ended May 31, 2024 and 2025, the Group provided services to Edutainment World, from which the unpaid balance was US$2,944 and US$3,070 as of May 31, 2024 and 2025, respectively.
[3]	For the year ended May 31, 2025, the Group provided the loans in aggregate of US$6,371 to Thaiwoo Management, an equity method investee of the Group.